UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ------------------


Check here if Amendment [ ]: Amendment Number:
                                                -----------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:              Kendall Square Capital, LLC
Address:           235 Montgomery St., Suite 1010
                   San Francisco, CA  94104

Form 13F File Number:  028-14817
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jason Harris
Title:       Managing Member
Phone:       415-391-1565

Signature, Place and Date of Signing:

      /s/ Jason Harris             San Francisco, CA        November 14, 2012
----------------------------       -----------------        -----------------
        [Signature]                  [City, State]                [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           0
                                               ----------------------------
Form 13F Information Table Entry Total:                      40
                                               ----------------------------
Form 13F Information Table Value Total:                  $105,674
                                               ----------------------------
                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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                                                   KENDALL SQUARE CAPITAL, LLC
                                                   FORM 13F INFORMATION TABLE
                                                 Quarter Ended September 30, 2012

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                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------------------------------------------------------------------------------------------------------
ABERCROMBIE & FITCH CO       CL A           002896207    1,869    55,100 SH       SOLE                   55,100
ABM INDS INC                 COM            000957100    2,533   133,827 SH       SOLE                  133,827
ACTUATE CORP                 COM            00508B102    1,961   279,000 SH       SOLE                  279,000
AEROPOSTALE                  COM            007865108    4,059   300,000 SH       SOLE                  300,000
ALTERA CORP                  COM            021441100    1,625    47,785 SH       SOLE                   47,785
BODY CENT CORP               COM            09689U102    2,127   203,502 SH       SOLE                  203,502
BOSTON SCIENTIFIC CORP       COM            101137107    2,187   381,000 SH       SOLE                  381,000
CABOT MICROELECTRONICS CORP  COM            12709P103      945    26,904 SH       SOLE                   26,904
CEC ENTMT INC                COM            125137109    3,052   101,325 SH       SOLE                  101,325
CEVA INC                     COM            157210105    5,534   384,819 SH       SOLE                  384,819
CIBER INC                    COM            17163B102    4,636 1,336,114 SH       SOLE                1,336,114
COMMUNITY BANKERS TR CORP    COM            203612106    2,922 1,043,626 SH       SOLE                1,043,626
CRA INTL INC                 COM            12618T105    6,438   372,556 SH       SOLE                  372,556
CROSS COUNTRY HEALTHCARE INC COM            227483104    2,669   564,318 SH       SOLE                  564,318
EARTHLINK INC                COM            270321102    3,610   506,307 SH       SOLE                  506,307
EMPLOYERS HOLDINGS INC       COM            292218104      345    18,840 SH       SOLE                   18,840
EXPRESS INC                  COM            30219E103    5,660   381,900 SH       SOLE                  381,900
FUEL SYS SOLUTIONS INC       COM            35952W103    2,710   157,673 SH       SOLE                  157,673
GUESS INC                    COM            401617105    2,453    96,500 SH       SOLE                   96,500
HEALTHWAYS INC               COM            422245100    1,162    99,217 SH       SOLE                   99,217
HOMESTREET INC               COM            43785V102    2,361    62,026 SH       SOLE                   62,026
INTERMOLECULAR INC           COM            45882D109    3,562   501,694 SH       SOLE                  501,694
JAKKS PAC INC                COM            47012E106    3,095   212,424 SH       SOLE                  212,424
LSI INDS INC                 COM            50216C108      284    42,075 SH       SOLE                   42,075
MAXIM INTEGRATED PRODS INC   COM            57772K101    1,198    45,000 SH       SOLE                   45,000
MOBILE MINI INC              COM            60740F105    5,410   323,913 SH       SOLE                  323,913
PDI INC                      COM            69329V100      151    18,905 SH       SOLE                   18,905
PERRY ELLIS INTL INC         COM            288853104    2,934   133,047 SH       SOLE                  133,047
PHOENIX COS INC NEW          COM NEW        71902E604    3,140   102,366 SH       SOLE                  102,366
PRESTIGE BRANDS HLDGS INC    COM            74112D101      865    50,980 SH       SOLE                   50,980
QUALITY SYS INC              COM            747582104    1,575    85,000 SH       SOLE                   85,000
REALD INC                    COM            75604L105      763    85,384 SH       SOLE                   85,384
SPARTAN MTRS INC             COM            846819100    1,847   369,349 SH       SOLE                  369,349
STAPLES INC                  COM            855030102    3,990   346,380 SH       SOLE                  346,380
STR HLDGS INC                COM            78478V100      304    98,008 SH       SOLE                   98,008
TANGOE INC                   COM            87582Y108    1,625   123,800 SH       SOLE                  123,800
TEAVANA HLDGS INC            COM            87819P102    1,715   131,508 SH       SOLE                  131,508
TOWER GROUP INC              COM            891777104    5,300   273,219 SH       SOLE                  273,219
TRUE RELIGION APPAREL INC    COM            89784N104    4,816   225,800 SH       SOLE                  225,800
ZIONS BANCORPORATION         COM            989701107    2,242   108,500 SH       SOLE                  108,500
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